UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21401

Sycuan Funds

(Exact name of registrant as specified in charter)

3007 Dehesa Road, El Cajon,   CA 92019

(Address of principal executive offices)  (Zip code)

Cody Martinez

3007 Dehesa Road, El Cajon, CA 92019

(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 444-4043

Date of fiscal year end: September 30

Date of reporting period: March 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Sycuan Value Fund

SEMI-ANNUAL REPORT

March 31, 2008

Sycuan Value Fund

Semi-Annual Report

March 31, 2008

Fellow Shareholders,

For the one year period ended March 31, 2008, the Sycuan Value Fund returned -10.77% versus -5.08% for the Standard & Poor's 500 Index. Since inception on October 10, 2003, the annualized rate of return for the Sycuan Value Fund has been 4.69% versus 6.97% for the Standard & Poor's 500 Index.

Net assets under management in the Fund as of March 31, 2008 are $5,453,043. Since our last report in September we sold our positions in Texas Instruments, Exxon Mobil Corp., Anheuser Busch, Tyco International, Tyco Electronics & Gannett because we either believed their prices fairly reflected their intrinsic business values or because we identified more attractively priced businesses for investment purposes. Proceeds from these sales were used to purchase shares of SK Telecom, HSBC Holdings, Whirlpool, Taiwan Semiconductor, Terex Corp., Cemex, ING Groep, Sanofi Aventis, AstraZeneca, Omnicom Group and Novartis.  Citigroup was also sold during the period for tax purposes, and has since been repurchased.

The Fund's largest sector allocation is the Health Care Sector (e.g., Johnson & Johnson, Pfizer, Amgen, Novartis). The Information Technology Sector (e.g., Cisco, Intel, Dell & Microsoft) and Financial Sector (e.g., Bank of America, AIG, Travelers Companies, ING Groep) are the second and third largest sector allocations.

Holdings that enhanced the investment performance of the Fund during the previous six months include: Nike, Procter & Gamble, Microsoft and Johnson & Johnson. Holdings that impeded the investment performance of the Fund during the previous six months include: Citigroup, AIG, Bank of America & Electronic Data Systems.

On March 14, 2007, the name of the Fund was changed from “Sycuan US Value Fund” to the “Sycuan Value Fund”.  The change was instituted due to the fact that the Prospectus allows the Fund to invest up to 20% of assets in foreign securities.

In light of the recent volatility in the capital markets I find the following excerpt from legendary investor Warren Buffett to be the most appropriate at this time, "Eventually, our economic fate will be determined by the economic fate of the businesses that we own, whether our ownership is partial (in the form of common stocks) or total. While market values track business values quite well over long periods, in any given year the relationship can gyrate capriciously. In the short run the stock market is a voting machine but in the long run it is a weighing machine."

Thank you for your continued support.

Arthur Q. Johnson, CFA

Portfolio Manager

2008 Semi-Annual Report  1

Sycuan Value Fund  (Unaudited)

PERFORMANCE INFORMATION

March 31, 2008  NAV $10.72

Average annual total returns for the periods ended March 31, 2008.

  Since

1 Year(A)           3 Year(A)          Inception(A)

Sycuan Value Fund

                                    (10.77)%

 1.88%

   4.69%

Standard & Poor’s 500 Index(B)

              (5.08)%

             5.85%

               6.97%

(A) 1 Year, 3 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Sycuan Value Fund was October 10, 2003.

(B) The Standard & Poor’s 500 Index is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. It includes the reinvestment of dividends  and income, but does not reflect fees, brokerage commissions, or other expenses of investing.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN

AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE

WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE

DEDUCTION  OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR

THE REDEMPTION OF FUND SHARES.  CURRENT PERFORMANCE MAY BE LOWER OR HIGHER

THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO

THE MOST RECENT MONTH END, PLEASE CALL 1-888-899-8344.

2008 Semi- Annual Report  2

Availability of Quarterly Schedule of Investments (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

Sycuan Capital Management, Inc., the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.sycuanfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-888-899-8344). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Disclosure of Expenses (Unaudited)

Shareholders of this Fund incur ongoing operating expenses consisting solely of management fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on September 30, 2007 and held through March 31, 2008.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below  provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period.  Shareholders may use this information to compare the ongoing expenses of investing in this Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                                                                                                        Expenses Paid

                                                                            Beginning                    Ending                    During the Period*

                                                                        Account Value           Account Value             September 30, 2007

                                                                       September 30, 2007      March 31, 2008              to March 31, 2008

                    Actual                               $1,000.00                   $831.20                             $6.87

                                   Hypothetical                      $1,000.00                 $1,017.50                            $7.57

                                   (5% annual return

                                   before expenses)

                                   *    Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by  the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2008 Semi- Annual Report  3

Sycuan Value Fund

		Schedule of Investments
		March 31, 2008 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Biological Products (No Diagnostic Substances)
4,200	Amgen Inc. *	$175,476	3.22%

Cement, Hydraulic
5,000	Cemex S.A.B. de C.V. **	130,600	2.39%

Computer Communications Equipment
9,000	Cisco Systems, Inc. *	216,810	3.98%

Electronic Computers
10,000	Dell Inc. *	199,200	3.65%

Fire, Marine & Casualty Insurance
4,000	American International Group Inc.	173,000
3,500	The Travelers Companies, Inc.	167,475
		340,475	6.24%

General Industrial Machinery & Equipment
5,000	Illinois Tool Works Inc.	241,150
6,000	Ingersoll-Rand Co. Ltd.	267,480
		508,630	9.33%

Hospital & Medical Service Plans
3,000	WellPoint Inc. *	132,390	2.43%

Household Appliances
1,200	Whirlpool Corp.	104,136	1.91%

Industrial Trucks, Tractors Trailers & Stackers
2,000	Terex Corp. *	125,000	2.29%

Investors, NEC
8,000	Electronic Data Systems Corp.	133,200	2.44%

Life Insurance
3,500	ING Groep NV **	130,795	2.40%

National Commercial Banks
5,000	Bank of America Corporation	189,550	3.48%

Pharmaceutical Preparations
4,000	AstraZeneca plc **	151,960
4,500	Johnson & Johnson	291,915
3,000	Novartis AG **	153,690
10,000	Pfizer Inc.	209,300
4,000	Sanofi-Aventis **	150,160
		957,025	17.55%

Plastic Materials, Synth Resins & Nonvulcan Elastomers
5,000	Dow Chemical Co.	184,250	3.38%

Radiotelephone Communications
2,000	SK Telecom Co. Ltd. * **	43,220	0.79%

Rubber & Plastics Footwear
4,000	Nike Inc. Class B	272,000	4.99%

Savings Institution, Federally
1,000	HSBC Holdings plc	82,300	1.51%

Semiconductors & Related Devices
10,000	Intel Corp.	211,800
12,000	Taiwan Semiconductor Manufacturing Co. Ltd. **	123,240
		335,040	6.14%

Services - Advertising Agencies
3,500	Omnicom Group Inc.	154,630	2.84%

Services - Motion Picture and Video
11,500	Time Warner Inc.	161,230	2.96%

*Non-Income Producing Securities.

** ADR - American Depository Receipt.

The accompanying notes are an integral part of the

financial statements.

2008 Semi- Annual Report  4

Sycuan Value Fund

		Schedule of Investments
		March 31, 2008 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Services - Prepackaged Software
6,500	Microsoft Corporation	184,470	3.38%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
2,500	Procter & Gamble Co.	175,175	3.21%

Surgical & Medical Instruments & Apparatus
3,000	3M Co.	237,450	4.36%

Total for Common Stock (Cost $5,579,323)		$5,173,052	94.87%

Cash Equivalents
482,300	First American Treasury Obligation Fund Cl Y 1.74% ***	$482,300	8.84%
	(Cost - $482,300)

	Total Investments	5,655,352	103.71%
	(Cost - $6,061,623)

	Liabilities in Excess of Other Assets	(202,309)	-3.71%

	Net Assets	$ 5,453,043	100.00%

***Variable Rate Security; The Yield Rate shown represents

the rate at March 31, 2008.

The accompanying notes are an integral part of the

financial statements.

2008 Semi- Annual Report  5

Sycuan Value Fund

Statement of Assets and Liabilities (Unaudited)
March 31, 2008

Assets:
Investment Securities at Market Value	$ 5,655,352
(Cost - $6,061,623)
Cash	1,074
Receivables:
Receivables for Fund Shares Sold	242
Dividends and Interest	10,755
Total Assets	5,667,423
Liabilities
Management Fees Payable	6,841
Payable for Securities Purchased	207,539
Total Liabilities	214,380
Net Assets	$ 5,453,043
Net Assets Consist of:
Capital Paid In	5,939,281
Accumulated Undistributed Net Investment Income	20,883
Realized Gain (Loss) on Investments - Net	(100,850)
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	(406,271)
Net Assets, for 508,711 Shares Outstanding	$ 5,453,043
(Unlimited number of shares authorized without par value)
Net Asset Value, Offering and Redemption Price
Per Share ($5,453,043/508,711 shares)	$ 10.72

Statement of Operations (Unaudited)
For the six month period ended March 31, 2008
Investment Income:
Dividends	$ 5,143
Interest	59,050
Total Investment Income	64,193
Expenses:
Management Fees	43,273
Total Expenses	43,273

Net Investment Income	20,920

Realized and Unrealized Loss on Investments:
Net Realized Loss on Investments	(100,959)
Net Change In Unrealized Depreciation on Investments	(982,608)
Net Realized and Unrealized Loss on Investments	(1,083,567)

Net Decrease in Net Assets from Operations	$ (1,062,647)

The accompanying notes are an integral part of the

financial statements.

2008 Semi- Annual Report  6

Sycuan Value Fund

Statement of Changes in Net Assets	(Unaudited)
	10/1/2007	10/1/2006
	to	to
	3/31/2008	9/30/2007
From Operations:
Net Investment Income	$ 20,920	$ 32,953
Net Realized Gain (Loss) on Investments	(100,959)	324,416
Net Change In Unrealized Appreciation (Depreciation)	(982,608)	213,056
Increase in Net Assets from Operations	(1,062,647)	570,425
From Distributions to Shareholders:
Net Investment Income	(32,922)	(24,154)
Net Realized Gain from Security Transactions	(270,801)	0
Change in Net Assets from Distributions	(303,723)	(24,154)
From Capital Share Transactions:
Proceeds From Sale of Shares	394,311	1,848,623
Net Asset Value of Shares Issued on Reinvestment of Distributions	303,723	24,154
Cost of Shares Redeemed	(64,992)	(107,295)
Net Increase from Shareholder Activity	633,042	1,765,482
Net Increase in Net Assets	(733,328)	2,311,753

Net Assets at Beginning of Period	6,186,371	3,874,618
Net Assets at End of Period (including accumulated undistributed	$ 5,453,043	$ 6,186,371
net investment income of $20,883 and $32,885)

Share Transactions:
Issued	33,787	141,790
Reinvested	25,101	1,775
Redeemed	(5,559)	(8,219)
Net Increase in Shares	53,329	135,346
Shares Outstanding Beginning of Period	455,382	320,036
Shares Outstanding End of Period	508,711	455,382

Financial Highlights
Selected data for a share outstanding throughout the period:	(Unaudited)
	10/1/2007		10/1/2006	10/1/2005	10/1/2004	10/10/2003 *
	to		to	to	to	to
	3/31/2008		9/30/2007	9/30/2006	9/30/2005	9/30/2004
Net Asset Value -
Beginning of Period	$ 13.59		$ 12.11	$ 12.26	$ 11.21	$ 10.00
Net Investment Income ***	0.04		0.08	0.08	0.07	0.10
Net Gains or Losses on Securities ******
(realized and unrealized)	(2.26)		1.45	0.39	1.27	1.12
Total from Investment Operations	(2.22)		1.53	0.47	1.34	1.22

Distributions (From Net Investment Income)	(0.07)		(0.05)	(0.06)	(0.07)	(0.01)
Distributions (From Capital Gains)	(0.58)		0.00	(0.56)	(0.22)	0.00
Total Distributions	(0.65)		(0.05)	(0.62)	(0.29)	(0.01)

Net Asset Value -
End of Period	$ 10.72		$ 13.59	$ 12.11	$ 12.26	$ 11.21
Total Return*****	(16.88)%	****	12.67%	4.34%	11.96%	12.23%	****
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	5,453		6,186	3,875	1,828	1,327

Ratio of Expenses to Average Net Assets	1.50%	**	1.50%	1.50%	1.50%	1.50%	**
Ratio of Net Investment Income to Average Net Assets	0.73%	**	0.62%	0.67%	0.64%	0.87%	**
Portfolio Turnover Rate	19.12%	****	27.77%	64.43%	33.77%	29.48%	**

* Commencement of Operations.
** Annualized.
*** Based on Average Daily Shares Outstanding.
**** Not Annualized.
***** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment.
****** Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the

financial statements.

2008 Semi- Annual Report  7

NOTES TO FINANCIAL STATEMENTS

SYCUAN VALUE FUND

March 31, 2008

(Unaudited)

1.) ORGANIZATION

Sycuan Value Fund (the "Fund"), formerly Sycuan US Value Fund, is a non-diversified series of the Sycuan Funds (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Trust was organized in Ohio as a business trust on July 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  At present, the Fund is the only series authorized by the Trust.  Prior to February 15, 2008 Sycuan Value Fund was named Sycuan US Value Fund.  The Fund commenced operations on October 10, 2003.  The Fund's investment objective is capital appreciation.

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:  Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in A.Q. Johnson & Co.’s (the “Sub-Adviser”) opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Sub-Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”).

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Sub-Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Sub-Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements."  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of March 31, 2008, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required.  It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

2008 Semi- Annual Report  8

Notes to the Financial Statements (Unaudited) - continued

Effective March 31, 2008 the Fund adopted Financial Accounting Standards Board (FASB)  Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”. FIN 48 establishes financial reporting rules reguarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the period ended March 31, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities before 2004.

SHARE VALUATION: The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER:

The Fund records security transactions based on a trade date.  Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with Sycuan Capital Management, Inc. (the “Adviser”).  For its services, the Adviser receives an annual investment management fee from the Fund of 1.50% of the average daily net assets of the Fund.  As a result of the above calculation, for the six month period ended March 31, 2008, the Adviser earned management fees totaling $43,273 of which $6,841 was due to the Adviser on March 31, 2008. Certain officers and directors of Sycuan Capital Management, Inc. are also officers and trustees of the Trust. The Adviser pays all operating expenses of the Fund with the exception of taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), brokerage commissions, extraordinary expenses and indirect expenses (such as expenses incurred by other investment companies in which the Fund invests).

The Adviser has engaged A.Q. Johnson & Co., Inc. (the “A.Q. Johnson” or the “Sub-Adviser”) to act as the investment sub-adviser of the Fund. The Adviser pays the Sub-Adviser compensation at the annual rate of 0.50% of the Fund's average daily net assets. During the six month period ended March 31, 2008, A.Q. Johnson waived its sub-advisory fee.

4.) INVESTMENTS

For the six month period ended March 31, 2008, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,497,045 and $1,056,015 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of investments owned at March 31, 2008 was $6,061,623.  At March 31, 2008, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation                  (Depreciation)

                  Net Appreciation (Depreciation)

   $336,000                      ($742,271)                                       ($406,271)

As of March 31, 2008, there were no differences between the financial statement basis and tax basis in net unrealized appreciation or cost of investments.

5.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2008, Sycuan Tribal Development Corporation, which is affiliated with the Adviser, held, in aggregate, 38.30% of the Fund and Johnson Family 1995 Rev. Trust, which is

2008 Semi- Annual Report  9

Notes to the Financial Statements (Unaudited) - continued

affiliated with the Sub-Adviser, held, in aggregate, 38.69% of the Fund, and thus each may be deemed to control the Fund.

6.) CAPITAL SHARES

At March 31, 2008 an unlimited number of shares of beneficial interest were authorized. 508,711 shares were issued and outstanding and paid in capital was $5,939,281.

7.) DISTRIBUTIONS

On December 27, 2007, the Fund declared distributions from ordinary income of $0.0705 per share  and long term capital gain distributions of $0.5799 per share paid to shareholders of record on December 26, 2007.

The tax character of distributions paid during the six month period ended March 31, 2008 and twelve month period ended September 30, 2007, respectively,  were as follows:

Distributions paid from                             March 31, 2008                  September 30, 2007

Ordinary Income:

                $      32,922

                         $     24,154

Short-term Capital Gain

        0

    0

Long-term Capital Gain

          270,801

    0

    $    303,723

 $     24,154

As of September 30, 2007 and March 31, 2008 there were no differences between book and tax cost basis.

2008 Semi- Annual Report  10

Board of Trustees

DeWitt F. Bowman, C.F.A.

Allen C. Brown

George Cossolias, CPA

Jeffrey R. Provence

John N. Tang

Mary L. VanNostrand

Investment Adviser

Sycuan Capital Management, Inc.

Investment Sub-Adviser

A.Q. Johnson & Co., Inc.

Counsel

Thompson Hine LLP

Custodian

U.S. Bank, NA

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Fund Administrator

Premier Fund Solutions, Inc.

Independent Registered Public

Accounting Firm

Cohen Fund Audit Services, Ltd.

This report is provided for the general information of the shareholders of the Sycuan Value Fund.  This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.   Not applicable.

Item 3. Audit Committee Financial Expert.   Not applicable.

Item 4. Principal Accountant Fees and Services.   Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Not applicable.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sycuan Funds

By: /s/ Cody Martinez

Cody Martinez

President

Date:             6/5/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Cody Martinez

Cody Martinez

President

Date:             6/5/08

By: /s/ Jeffrey R. Provence

Jeffrey R. Provence

Chief Financial Officer

Date:             6/5/08